SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2013
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 9:-	SHAREHOLDERS' EQUITY

a.
Ordinary shares:

The ordinary shares confer upon their holders the right to  attend and vote at general meetings of the shareholders . Subject to the rights of holders of shares with limited or preferred rights which may be issued in the future, the ordinary shares of the Company confer upon the holders thereof equal rights to receive dividends,  and to participate in the distribution of the assets of the Company upon its winding-up, in proportion to the amount paid up or credited as paid up on account of the nominal value of the shares held by them respectively and in respect of which such dividends are being paid or such distribution is being made, without regard to any premium paid in excess of the nominal value, if any.

b.
Share option plans:

In March 2000, the Company adopted the Compugen Ltd. Share Option Plan (2000) (the "2000 Options Plan"), which provides for the grant of options to purchase up to 1,500,000 ordinary shares to employees and non-employees of the Company and its subsidiaries.

The number of shares authorized for issuance under the 2000 Options Plan automatically increased each January 1 by the lesser of 1,500,000 or 4% of the total number of the Company's then outstanding shares or such lower amount as shall be determined by the Board. On July 25, 2010, the Board resolved to cease making grants under the 2000 Options Plan.

In July 2010, the Company adopted the Compugen Ltd. 2010 Share Incentive Plan (the "2010 Options Plan"), and determined to cease making grants under the 2000 Option Plan. In addition, the board of directors and shareholders resolved that the options available for grants under the 2000 Option Plan, at such time, as well as any options that may return to such pool in connection with terminated options, will be made available for future grants under the 2010 Plan. Up to 1,953,851 shares were initially reserved for grant, under the 2010 Options Plan . In keeping with the Company's resolution any shares subject to options granted under the 2000 Option Plan prior to the adoption of the 2010 Plan which terminate unexercised, will also be made available for future grants under the 2010 Plan. On August 6, 2012 the Company adopted certain amendments to the 2010 Plan which, among other things, provided for additional types of awards, namely restricted share and restricted share unit awards.

In general, options granted under the 2000 Options Plan and the 2010 Options Plan vest over a four-year period and expire 10 years from the date of grant and are granted at an exercise price of not less than the fair market value of the Company's ordinary shares on the date of grant, unless otherwise determined by the board of directors. The exercise price of the options granted under the plans may not be less than the nominal value of the shares into which such options are exercised and the expiration date may not be later than 10 years from the date of grant. If a grantee leaves his or her employment or other relationship with the  Company, or if his or her relationship with the Company is terminated without cause (and other than by reason of death or disability, as defined in the 2010 Plan), the term of his or her unexercised options will generally expire in 90 days, unless determined otherwise by the Company's board of directors.

Any options that are cancelled or forfeited before expiration become available for future grants. Under the 2010 Options Plan, there were 1,828,885 options to purchase shares available for future grant as of December 31, 2013.

Transactions related to the grant of options to employees, directors and non-employees under the above plans during the year ended December 31, 2013, were as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Intrinsic value
		$	Years	$

Options outstanding at beginning of year	6,589,215	3.34	6.63	10,958,989
Options granted	1,335,200	5.54		4,569,139
Options exercised	(1,786,473)	3.15		8,843,331
Options expired	(16,076)	4.21		76,131
Options forfeited	(76,713)	4.71		325,257

Options outstanding at end of year	6,045,153	3.86	6.83	30,789,923

Options vested and expected to vest at end of year	5,863,150	3.84	6.78	29,989,767

Exercisable at end of year	3,010,708	3.12	5.13	17,544,083

Weighted average fair value of options granted during the years 2013, 2012 and 2011 was $ 3.79, $ 2.72 and $ 2.33 per share, respectively.

The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company's closing share price on the last trading day of fiscal 2013 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2013. This amount is impacted by the changes in the fair market value of the Company's shares.

As of December 31, 2013, the total unrecognized estimated compensation cost related to non-vested share options granted prior to that date was $ 6,303 which is expected to be recognized over a weighted average period of approximately 2.49 years.

The Company used the following weighted-average assumptions for granted options:

	Year ended December 31,
	2013	2012	2011

Volatility	67%	82%	83%
Risk-free interest rate	1.20%	0.69%	1.49%
Dividend yield	0%	0%	0%
Expected life (years)	4.2	4.5	4.7

The stock-based compensation expenses are included as follows in the expense categories:

	Year ended December 31,
	2013	2012	2011

Cost of revenue	$320	$59	$-
Research and development expenses, net	1,724	1,239	1,003
Marketing and business development expenses	151	192	178
General and administrative expenses	1,348	979	2,219

	$3,543	$2,469	$3,400

c.	Options to non-employees:

	Year ended December 31, 2013
	Number of options	Weighted average exercise price	Weighted average remaining contractual life
		$	Years

Options outstanding at beginning of year	321,500	4.71	3.52
Options granted	135,000	5.75
Options exercised	(40,000)	2.80
Options expired	-	-

Options outstanding at end of year	416,500	5.23	3.60

Options vested and expected to vest at end of year	416,500	5.23	3.60

Exercisable at end of year	392,343	5.14	3.47

The options are re-measured using a Black-Scholes option-pricing model at their then-current fair value at the last date of each reporting period and compensation cost is adjusted for the changes for those fair values. The Company recognized the compensation cost using the straight-line method.

The Company used the following weighted-average assumptions for general options:

	Year ended December 31,
	2013	2012	2011

Volatility	67%	75%	78%
Risk-free interest rate	1.03%	0.66%	2.56%
Dividend yield	0%	0%	0%
Expected life (years)	4.5	4.3	6.0

As for compensation expenses, see also Note 9b.

d.
On May 12, 2011, the shareholders approved a new grant to the former CEO and a former director on the Company's board of directors of a fully vested option to purchase 380,000 shares, exercisable until the earlier to occur of: (i) 180 days after the former CEO and current board member terminates his service as board member for any reason (ii) the date when the options expire had he remained CEO (i.e. after April 19, 2015). The total compensation cost related to this new grant was $ 1,264 and recorded in the year ended December 31, 2011. As of December 31, 2013, the Company fully recognized those compensation costs.

e.
On December 12, 2011, the Board approved to extend the exercise period of options vested as of December 15, 2010, which were previously granted to the Company's CEO, until October 24, 2016. The Company accounted for the extension of options' terms pursuant to ASC 718 as a modification. Accordingly, additional compensation was calculated by the Company as the fair value of the modified award in excess of the fair value of the original award measured immediately before its terms have been modified based on current circumstances. The total incremental compensation cost related to this modification was $ 61 and recorded in the year ended December 31, 2011. As of December 31, 2013, the Company fully recognized those compensation costs.

f.
On July 15, 2013, the Board resolved to recommend before the shareholders to grant to its Chairman of the Board and its CEO options to purchase 60,000 and 120,000 shares, respectively, at an exercise price of $ 5.445 per share, which was the market share price at such date.

On September 17, 2013 the shareholders of the Company approved this grant. The options shall vest on a monthly basis over a period of 12 months commencing January 1, 2016.

The pricing model for the award was estimated using a Binomial model with the following assumptions: risk-free interest rate of  2.96%, dividend yields of 0%, expected volatility of 70%, expected term of the options range between 3.78 - 5.46 years, post-vesting termination rate of 0.51% and suboptimal exercise factor range between 1 -2.11 factoring rate.

Consequently, during the year ended December 31, 2013 the Company recorded stock-based compensation expenses amounted of $ 108 as part of its general and administrative expenses.